John Hancock Investors Trust (the “fund”)

Supplement dated June 26, 2013

to Base Prospectus, dated March 1, 2013, as may be supplemented

John F. Iles will retire as portfolio manager effective July 1, 2013. Mr. Iles will remain with the firm, assisting with the transition, until July 31, 2013. Accordingly, all references to John F. Iles as a portfolio manager on the investment management team of the Fund are removed from the Base Prospectus. Jeffrey N. Given, CFA will continue as a portfolio manager and John F. Addeo, CFA and Dennis F. McCafferty, CFA have joined the investment management team of the Fund.

Accordingly, in the “Management of the Fund” section, the biographical information under the heading “Portfolio Managers” is amended and restated as follows:

John F. Addeo, CFA

•	Managing Director, John Hancock Asset Management since 2012
•	Investment Officer, Portfolio Manager/Analyst, High Yield Bond Group, MFS Investment Management (1998-2012)

•	Began business career in 1984
•	Joined fund team in 2013

Jeffrey N. Given, CFA

•	Senior Managing Director, John Hancock Asset Management since 2012
•	Managing Director, John Hancock Asset Management (2005-2012)
•	Second Vice President, John Hancock Advisers, LLC (1993-2005)
•	Began business career in 1993
•	Joined fund team in 1999

Dennis F. McCafferty, CFA

•	Managing Director, John Hancock Asset Management since 2009
•	Investment analyst, John Hancock Asset Management (2008–2009)
•	Principal and senior analyst, Pardus Capital Management (2005–2008)
•	Began business career in 1995
•	Joined fund team in 2013

You should read this Supplement in conjunction with the Base Prospectus and retain it for future reference.

John Hancock Investors Trust (the “fund”)

Supplement dated June 26, 2013

To Statement of Additional Information, dated March 1, 2013, as may be supplemented

John F. Iles will retire as portfolio manager effective July 1, 2013. Mr. Iles will remain with the firm, assisting with the transition, until July 31, 2013. Accordingly, all references to John F. Iles as a portfolio manager on the investment management team of the Fund are removed from the Statement of Additional Information. Jeffrey N. Given, CFA will continue as a portfolio manager and John F. Addeo, CFA and Dennis F. McCafferty, CFA have joined the investment management team of the Fund.

Accordingly, in the “Investment Advisory and Other Services” section, information regarding portfolio managers of the Fund under the heading “Portfolio Managers” has been revised as follows:

Day-to-day management of the Fund is the responsibility of the investment professionals associated with the Subadviser. The individuals responsible for managing the implementation and monitoring the overall portfolio management of the Fund are listed below.

The following charts reflect information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees based on account performance, information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investment in the Fund.

The following table reflects approximate information as of October 31, 2012 for Mr. Given and as of June 7, 2013 for Messrs. Addeo and McCafferty.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
John F. Addeo, CFA	3	$1.167 billion	1	$381.5 million	0	$0
Jeffrey N. Given, CFA	16	$19.7 billion	3	$241.5 million	11	$2.9 billion
Dennis F. McCafferty, CFA	4	$1.169 billion	9	$1.52 billion	0	$0

Performance-Based Fees for Other Accounts Managed

Of the accounts listed in the table above, those for which the advisory fee is based on investment performance are listed in the table below:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
John F. Addeo, CFA	0	$0	0	$0	0	$0
Jeffrey N. Given, CFA	0	$0	0	$0	1	$58 million
Dennis F. McCafferty, CFA	0	$0	0	$0	0	$0

Portfolio Manager Ownership of Shares of the Fund

The table below sets forth the aggregate dollar range of equity securities beneficially owned in the Fund as of October 31, 2012 for Mr. Given and as of June 7, 2013 for Messrs. Addeo and McCafferty. The information as to beneficial ownership is based on statements furnished to the Fund by the portfolio managers.

Portfolio Manager	Fund
John F. Addeo, CFA	None
Jeffrey N. Given, CFA	$10,001-$50,000
Dennis F. McCafferty, CFA	None

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.